Stockholders' Equity - Common Stock Shares (Details)			2 Months Ended	9 Months Ended
	Mar. 02, 2021 Vote $ / shares shares	Feb. 25, 2021 shares	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 Vote $ / shares shares
Class of Stock [Line Items]
Share dividend	0.1
Mcap Acquisition Corp [Member]
Class of Stock [Line Items]
Share dividend		718,750
Common Class A [Member]
Class of Stock [Line Items]
Common shares, votes per share | Vote	1
Common Class A [Member] | Mcap Acquisition Corp [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000		200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1	1
Common shares, shares issued (in shares)	0		0	0
Common shares, shares outstanding (in shares)	0		0	0
Class A Common Stock Subject to Redemption | Mcap Acquisition Corp [Member]
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001
Class A common stock subject to possible redemption, outstanding (in shares)	31,625,000		0	31,625,000
Common Class B [Member]
Class of Stock [Line Items]
Share dividend		0.1
Ratio to be applied to the stock in the conversion				20
Common Class B [Member] | Mcap Acquisition Corp [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000		20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1		1	1
Share dividend	0.1	0.1	0.1
Common shares, shares issued (in shares)	7,906,250	7,906,250	7,906,250	7,906,250
Common shares, shares outstanding (in shares)	7,906,250	7,906,250	7,906,250	7,906,250
Ratio to be applied to the stock in the conversion	20	0.1	20
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Conversion of Stock, Shares Issued			1
Number Of Shares Subject To Forfeiture			1,031,250